Stockholders' Equity - Issuance activity (Details Textual 2) (USD $)	0 Months Ended		1 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended
	Aug. 15, 2013	Nov. 12, 2013	Nov. 30, 2013 Warrants	Dec. 31, 2013 Warrants	Dec. 31, 2012 Warrants	Nov. 12, 2013 Series E Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock	Nov. 30, 2013 Cumulative Convertible Preferred Stock Series E Preferred Stock
Class of Stock [Line Items]
Number of preferred stock issued for cash consideration							704,200	409,000
Value of preferred stock issued for cash consideration							$ 7,042,000	$ 4,090,000
Issuance cost							1,374,000	875,000
Placement fees							879,000	327,000
Legal and other expenses							141,000	270,000
Number of common stock called for warrants			818,000		704,200
Exercise price of warrants		0.50	0.55	0.82	1.10
Estimated fair value of warrants			$ 278,000,000		$ 354,000
Stock price	$ 1.00	$ 0.47	$ 0.47		$ 0.80
Expected term	5 years		2 years 6 months			2 years 7 months 6 days	2 years 6 months
Risk-free interest rate	1.60%		0.44%			0.44%	0.125%
Expected volatility	134.10%		143.00%			143.00%	126.00%
Dividend yield			0.00%			0.00%	0.00%